Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of compensation expense

	December 31,
	2017	2016
Stock-based compensation costs included in:
Costs of sales	$6	$1
Sales and marketing expense	76	74
General and administrative expense	202	198
Total stock-based compensation expense	$284	$273

Schedule of weighted average assumptions
Risk-free interest rate	1.14%
Expected term	6.25 years
Expected price volatility	47.89%
Dividend yield	0%

Stock-Based Compensation [Member]
Schedule of stock options outstanding

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Range of Exercise	Number	Contractual	Exercise	Options	Exercise
Prices between	Outstanding	Life	Price	Exercisable	Price
$5.40 - $19.50	254,007	7.19	$8.46	156,756	$9.03
$19.51 - $23.70	1,000	5.55	23.70	1,000	$23.70
$23.71 - $367.50	519	4.09	112.30	519	$112.30
	255,526	7.18	$8.73

Schedule of stock option activity
		Weighted Average
	Options Outstanding	Exercise Price
Balance, December 31, 2017	239,693	$8.69
Granted	19,167	8.70
Exercised	-	-
Forfeited or expired	(3,334)	5.70
Balance, June 30, 2018	255,526	$8.73

Schedule of compensation expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
Stock-based compensation costs included in:
Costs of sales	$-	$2	$(6)	$4
Sales and marketing expense	10	19	16	38
General and administrative expense	103	50	167	100
Total stock-based compensation expense	$113	$71	$177	$142